Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Prepaid rental and deposits	8,695	15,798
Prepayments to suppliers and other business related expenses	23,896	19,383
Receivables related to exercise of employee options	4,696	4,105
Costs to fulfill contracts with customers	89	5,087
Others	5,470	4,990
Total	42,846	49,363